Vanguard® S&P Small-Cap 600 Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (100.0%)
Communication Services (2.0%)
	Cogent Communications Holdings Inc.	197,840	11,484
*	Yelp Inc. Class A	325,729	10,081
*	Cinemark Holdings Inc.	497,652	6,773
	Shutterstock Inc.	111,788	6,016
*	TechTarget Inc.	125,840	5,746
	Scholastic Corp.	137,738	5,664
	Telephone & Data Systems Inc.	464,301	4,894
*	Gogo Inc.	304,283	4,774
	Shenandoah Telecommunications Co.	232,304	4,523
*	Cars.com Inc.	292,684	4,326
*	EW Scripps Co. Class A	268,801	4,027
*	QuinStreet Inc.	238,444	3,393
*	Thryv Holdings Inc.	141,901	2,722
*	AMC Networks Inc. Class A	129,510	2,585
	ATN International Inc.	49,361	2,389
[1]	Marcus Corp.	111,997	1,819
*	Gannett Co. Inc.	665,614	1,664
*	Consolidated Communications Holdings Inc.	339,131	1,567
			84,447
Consumer Discretionary (12.9%)
	Academy Sports & Outdoors Inc.	394,408	19,910
*	Asbury Automotive Group Inc.	102,578	19,246
*	National Vision Holdings Inc.	365,667	14,795
*	Meritage Homes Corp.	169,485	14,645
	Group 1 Automotive Inc.	73,184	14,149
	Signet Jewelers Ltd.	215,603	14,014
	Steven Madden Ltd.	344,307	11,892
*	Dorman Products Inc.	131,101	11,752
	LCI Industries	117,853	11,651
	American Eagle Outfitters Inc.	730,529	11,557
*	Gentherm Inc.	153,715	11,004
*	Sonos Inc.	589,788	10,339
*	Leslie's Inc.	687,282	10,034
	Kontoor Brands Inc.	228,501	9,928
*	ODP Corp.	198,333	9,546
*	LGI Homes Inc.	94,943	9,432
	Bloomin' Brands Inc.	413,872	9,320
*	Boot Barn Holdings Inc.	138,212	9,309
	Installed Building Products Inc.	109,262	9,280
*	Shake Shack Inc. Class A	172,985	9,099
*	Frontdoor Inc.	377,760	8,828

		Shares	Market Value ($000)
*	Cavco Industries Inc.	38,345	8,805
*	Adtalem Global Education Inc.	209,534	8,717
*	Tri Pointe Homes Inc.	471,176	8,688
	Winnebago Industries Inc.	147,184	8,624
	MDC Holdings Inc.	263,912	8,559
	Strategic Education Inc.	103,924	8,501
*	Six Flags Entertainment Corp.	342,982	8,262
*	Urban Outfitters Inc.	279,372	8,085
[1]	Cheesecake Factory Inc.	225,219	7,892
	Oxford Industries Inc.	69,414	7,834
*	Dave & Buster's Entertainment Inc.	197,345	7,827
*	Vista Outdoor Inc.	262,003	7,328
	Jack in the Box Inc.	97,619	7,058
*	Brinker International Inc.	203,258	6,799
	Monro Inc.	149,299	6,789
*	Stride Inc.	188,328	6,669
*,1	iRobot Corp.	126,210	6,574
	Century Communities Inc.	133,150	6,413
*	XPEL Inc.	90,869	6,229
	Buckle Inc.	137,070	6,024
	Rent-A-Center Inc.	247,061	5,952
*	Sally Beauty Holdings Inc.	496,279	5,836
*	M/I Homes Inc.	128,694	5,814
	Patrick Industries Inc.	100,694	5,632
*	Abercrombie & Fitch Co. Class A	233,999	5,611
*	American Axle & Manufacturing Holdings Inc.	531,102	5,529
	La-Z-Boy Inc.	201,268	5,481
	Dine Brands Global Inc.	72,718	5,424
*	Monarch Casino & Resort Inc.	61,306	5,202
	Sonic Automotive Inc. Class A	85,903	4,565
*	Golden Entertainment Inc.	101,765	4,509
*	Perdoceo Education Corp.	314,228	4,509
	Sturm Ruger & Co. Inc.	81,879	4,498
*	G-III Apparel Group Ltd.	201,296	4,354
	Caleres Inc.	170,393	4,117
	Wolverine World Wide Inc.	365,175	4,090
	Designer Brands Inc. Class A	261,400	3,999
	Hibbett Inc.	59,983	3,998
*,1	Mister Car Wash Inc.	366,162	3,750
*	BJ's Restaurants Inc.	108,723	3,488
*	Chico's FAS Inc.	579,963	3,404
	Standard Motor Products Inc.	85,852	3,298
*	MarineMax Inc.	99,779	3,296
[1]	Guess? Inc.	153,985	3,197
*	Genesco Inc.	60,366	3,151
*	Green Brick Partners Inc.	125,249	3,029
	Ethan Allen Interiors Inc.	105,093	2,990
*	Sleep Number Corp.	101,188	2,960
*	Chuy's Holdings Inc.	86,931	2,755
[1]	Big Lots Inc.	133,737	2,608
	Ruth's Hospitality Group Inc.	142,138	2,489
	Movado Group Inc.	73,882	2,378
*	Children's Place Inc.	60,915	2,162
*	Liquidity Services Inc.	126,202	2,106
	Shoe Carnival Inc.	78,498	2,073
*	America's Car-Mart Inc.	27,356	1,990
	PetMed Express Inc.	98,402	1,948
	Haverty Furniture Cos. Inc.	61,534	1,940

		Shares	Market Value ($000)
	Aaron's Co. Inc.	140,564	1,713
*	Zumiez Inc.	71,381	1,660
*	Universal Electronics Inc.	56,439	1,234
*,1	Bed Bath & Beyond Inc.	318,315	1,082
*	Motorcar Parts of America Inc.	89,849	1,013
*	WW International Inc.	244,010	1,008
	El Pollo Loco Holdings Inc.	88,788	968
*	LL Flooring Holdings Inc.	137,783	938
*	Tupperware Brands Corp.	179,117	829
	Cato Corp. Class A	76,278	793
*	Conn's Inc.	60,402	602
			557,379
Consumer Staples (5.3%)
*	Hostess Brands Inc. Class A	632,414	16,696
*	Simply Good Foods Co.	395,385	15,776
*	United Natural Foods Inc.	270,165	12,881
*	elf Beauty Inc.	230,834	12,687
*	TreeHouse Foods Inc.	233,739	11,554
	J & J Snack Foods Corp.	69,386	11,381
	WD-40 Co.	63,170	10,581
	Edgewell Personal Care Co.	240,191	10,379
	Cal-Maine Foods Inc.	175,923	10,253
	Nu Skin Enterprises Inc. Class A	231,729	9,665
	MGP Ingredients Inc.	71,354	8,923
	PriceSmart Inc.	116,151	8,251
	Inter Parfums Inc.	82,709	7,881
*	Hain Celestial Group Inc.	416,313	7,802
*	Central Garden & Pet Co. Class A	192,505	7,521
	Vector Group Ltd.	610,105	6,772
	Universal Corp.	114,181	6,498
	Medifast Inc.	51,081	6,439
*	Chefs' Warehouse Inc.	157,876	6,133
	Andersons Inc.	147,577	5,682
	National Beverage Corp.	108,130	5,572
	SpartanNash Co.	167,478	5,502
[1]	B&G Foods Inc.	332,428	4,415
	Fresh Del Monte Produce Inc.	141,948	3,929
	Tootsie Roll Industries Inc.	82,321	3,700
	John B Sanfilippo & Son Inc.	41,384	3,505
	Calavo Growers Inc.	82,146	2,872
*	USANA Health Sciences Inc.	51,355	2,827
*	Central Garden & Pet Co.	44,780	1,838
*	Seneca Foods Corp. Class A	25,676	1,650
			229,565
Energy (4.6%)
	Helmerich & Payne Inc.	487,890	24,921
	SM Energy Co.	568,147	24,493
	Patterson-UTI Energy Inc.	1,004,757	18,035
	Civitas Resources Inc.	240,397	16,193
	CONSOL Energy Inc.	151,896	11,764
*	Callon Petroleum Co.	237,408	9,952
*	Green Plains Inc.	269,310	9,307
	World Fuel Services Corp.	287,010	8,166
*	Oceaneering International Inc.	464,758	7,060
*	Nabors Industries Ltd.	41,467	6,566
*	Par Pacific Holdings Inc.	256,652	6,013
*	Talos Energy Inc.	302,272	5,940

		Shares	Market Value ($000)
	Archrock Inc.	620,136	5,401
*	Laredo Petroleum Inc.	79,283	5,061
[1]	Core Laboratories NV	214,816	4,657
*	US Silica Holdings Inc.	350,216	4,584
*	ProPetro Holding Corp.	406,395	4,462
*	Helix Energy Solutions Group Inc.	661,134	4,218
	Ranger Oil Corp.	91,876	4,003
*	Dril-Quip Inc.	159,380	3,752
	RPC Inc.	385,587	3,571
	Dorian LPG Ltd.	146,238	2,847
*	Bristow Group Inc. Class A	108,755	2,828
*	REX American Resources Corp.	72,393	2,136
*	Oil States International Inc.	299,196	2,020
*	DMC Global Inc.	85,093	1,565
			199,515
Financials (18.6%)
	Independent Bank Corp.	212,629	19,247
	United Community Banks Inc.	491,415	19,150
	Assured Guaranty Ltd.	286,922	19,100
	CVB Financial Corp.	608,680	17,457
	ServisFirst Bancshares Inc.	226,470	17,171
	Pacific Premier Bancorp Inc.	440,045	16,260
	Community Bank System Inc.	248,941	16,216
	Ameris Bancorp	302,085	15,974
	First Hawaiian Inc.	591,684	15,709
*	Mr Cooper Group Inc.	332,027	14,994
	WSFS Financial Corp.	294,342	14,279
	Simmons First National Corp. Class A	594,659	13,802
	First Bancorp	871,117	13,398
	American Equity Investment Life Holding Co.	328,960	13,326
	BankUnited Inc.	361,120	13,260
	Walker & Dunlop Inc.	142,376	12,716
	Columbia Banking System Inc.	364,510	12,415
*	Genworth Financial Inc. Class A	2,334,480	11,742
	First Financial Bancorp	439,557	11,618
	Banner Corp.	158,417	11,187
	Independent Bank Group Inc.	164,071	10,819
	Renasant Corp.	259,289	10,571
	Trustmark Corp.	283,489	10,370
	Park National Corp.	67,032	10,144
*	Axos Financial Inc.	246,627	9,892
	Seacoast Banking Corp. of Florida	284,647	9,786
	Bread Financial Holdings Inc.	231,068	9,481
	Lakeland Financial Corp.	117,502	9,278
	NBT Bancorp Inc.	198,466	9,161
	Piper Sandler Cos.	63,521	9,125
	Northwest Bancshares Inc.	587,935	8,990
*	Trupanion Inc.	162,446	8,491
*	NMI Holdings Inc. Class A	392,510	8,451
	BancFirst Corp.	80,534	8,210
	Veritex Holdings Inc.	250,256	8,173
*	StoneX Group Inc.	79,757	8,093
	First Bancorp (XNGS)	165,438	8,045
*	Bancorp Inc.	262,149	7,857
	Provident Financial Services Inc.	347,907	7,838
	Westamerica Bancorp	124,707	7,701
	Hope Bancorp Inc.	553,792	7,543
	Apollo Commercial Real Estate Finance Inc.	599,711	7,412

		Shares	Market Value ($000)
*	Palomar Holdings Inc.	117,015	7,342
	Horace Mann Educators Corp.	189,616	7,317
	Stellar Bancorp Inc.	208,152	7,038
	Eagle Bancorp Inc.	148,766	7,016
	City Holding Co.	68,816	7,014
	FB Financial Corp.	162,994	6,978
	S&T Bancorp Inc.	181,400	6,788
	Berkshire Hills Bancorp Inc.	212,246	6,618
	Two Harbors Investment Corp.	399,328	6,549
	National Bank Holdings Corp. Class A	139,436	6,485
	PennyMac Mortgage Investment Trust	420,202	6,417
	OFG Bancorp	220,397	6,385
*	Triumph Bancorp Inc.	106,623	6,372
	First Commonwealth Financial Corp.	432,825	6,371
	Hilltop Holdings Inc.	212,584	6,335
	Ready Capital Corp.	472,002	6,325
	Safety Insurance Group Inc.	68,362	6,272
*	PRA Group Inc.	180,642	6,210
	Virtus Investment Partners Inc.	31,712	6,150
*	Enova International Inc.	148,396	5,986
	Employers Holdings Inc.	126,663	5,886
	Pathward Financial Inc.	134,707	5,864
[1]	Franklin BSP Realty Trust Inc.	388,538	5,673
*	Encore Capital Group Inc.	110,692	5,579
	Stewart Information Services Corp.	125,700	5,563
*	Blucora Inc.	221,263	5,543
	Dime Community Bancshares Inc.	150,269	5,360
	Heritage Financial Corp.	162,723	5,354
	AMERISAFE Inc.	89,454	5,311
	Southside Bancshares Inc.	141,409	5,139
	Brookline Bancorp Inc.	355,648	5,057
	Capitol Federal Financial Inc.	598,987	5,014
	ProAssurance Corp.	250,287	5,003
	New York Mortgage Trust Inc.	1,753,225	4,927
	Tompkins Financial Corp.	58,478	4,885
	Preferred Bank	63,170	4,775
*	PROG Holdings Inc.	234,044	4,608
*	Customers Bancorp Inc.	141,436	4,564
*	Green Dot Corp. Class A	221,862	4,522
*	Donnelley Financial Solutions Inc.	118,435	4,522
	Mercury General Corp.	123,318	4,474
	KKR Real Estate Finance Trust Inc.	269,595	4,462
	Banc of California Inc.	258,654	4,389
	Redwood Trust Inc.	541,546	4,278
	James River Group Holdings Ltd.	173,699	4,172
	Hanmi Financial Corp.	141,365	3,824
	Ellington Financial Inc.	264,033	3,601
	TrustCo Bank Corp.	88,657	3,443
*	Ambac Financial Group Inc.	208,137	3,384
[1]	B. Riley Financial Inc.	73,346	3,221
	Northfield Bancorp Inc.	197,371	3,148
[1]	ARMOUR Residential REIT Inc.	530,853	3,121
	United Fire Group Inc.	100,251	3,063
	Brightsphere Investment Group Inc.	149,590	3,046
	WisdomTree Inc.	515,517	2,871
	Central Pacific Financial Corp.	126,681	2,684
*	SiriusPoint Ltd.	392,955	2,562
*	EZCORP Inc. Class A	247,479	2,480

		Shares	Market Value ($000)
	HomeStreet Inc.	81,854	2,235
[1]	Invesco Mortgage Capital Inc.	151,379	1,988
	Granite Point Mortgage Trust Inc.	240,724	1,543
	Universal Insurance Holdings Inc.	126,074	1,386
*	LendingTree Inc.	51,081	1,223
[1]	HCI Group Inc.	32,557	1,218
*	World Acceptance Corp.	16,658	1,181
			802,566
Health Care (10.9%)
*	AMN Healthcare Services Inc.	200,523	24,805
	Ensign Group Inc.	256,171	24,336
*	Merit Medical Systems Inc.	263,078	18,942
*	Cytokinetics Inc.	436,320	18,544
*	Prestige Consumer Healthcare Inc.	230,673	14,177
	Select Medical Holdings Corp.	478,472	11,761
	CONMED Corp.	141,256	11,703
*	Integer Holdings Corp.	153,577	11,414
*	Corcept Therapeutics Inc.	441,774	11,168
*	Glaukos Corp.	220,605	10,274
*	Pacira BioSciences Inc.	212,409	10,249
*	Vir Biotechnology Inc.	350,402	9,888
*	Allscripts Healthcare Solutions Inc.	513,656	9,729
*	Supernus Pharmaceuticals Inc.	247,995	9,106
	Embecta Corp.	267,912	8,820
*	Arcus Biosciences Inc.	240,850	8,471
*	Xencor Inc.	276,822	8,227
*	Addus HomeCare Corp.	74,501	8,216
*	Harmony Biosciences Holdings Inc.	137,089	8,194
*	AdaptHealth Corp. Class A	355,260	7,926
*	Myriad Genetics Inc.	373,819	7,574
*	Ironwood Pharmaceuticals Inc. Class A	617,978	7,484
*	Catalyst Pharmaceuticals Inc.	438,423	7,352
	Owens & Minor Inc.	353,377	7,283
*	Dynavax Technologies Corp.	545,159	6,765
*	CorVel Corp.	42,746	6,539
*	NeoGenomics Inc.	583,222	6,538
*	Meridian Bioscience Inc.	202,740	6,488
*	Pediatrix Medical Group Inc.	390,974	6,248
*	Cross Country Healthcare Inc.	168,318	6,022
*	Avanos Medical Inc.	215,629	5,800
*	Ligand Pharmaceuticals Inc.	74,375	5,422
*	NextGen Healthcare Inc.	255,356	5,311
*	Amphastar Pharmaceuticals Inc.	177,241	5,227
	US Physical Therapy Inc.	60,272	5,208
*	Apollo Medical Holdings Inc.	181,839	5,175
*	uniQure NV	190,730	5,047
*	Vericel Corp.	218,711	4,993
*	ModivCare Inc.	58,608	4,513
*	Avid Bioservices Inc.	286,731	4,490
*	RadNet Inc.	225,750	4,463
	LeMaitre Vascular Inc.	89,668	4,201
*	REGENXBIO Inc.	174,383	4,168
*	Enanta Pharmaceuticals Inc.	90,365	3,957
*	Varex Imaging Corp.	185,086	3,931
*	Cutera Inc.	82,602	3,930
	Mesa Laboratories Inc.	23,150	3,916
*	Innoviva Inc.	290,981	3,821
*	Collegium Pharmaceutical Inc.	157,983	3,455

		Shares	Market Value ($000)
*	Fulgent Genetics Inc.	93,975	3,409
*	BioLife Solutions Inc.	158,052	3,346
*	Enhabit Inc.	229,841	3,289
*	Heska Corp.	47,121	3,032
	Simulations Plus Inc.	74,037	3,005
*	Vanda Pharmaceuticals Inc.	261,812	2,856
*	HealthStream Inc.	111,746	2,838
*	Cardiovascular Systems Inc.	188,241	2,637
*	Emergent BioSolutions Inc.	205,791	2,531
*	Cara Therapeutics Inc.	207,655	2,450
*	Nektar Therapeutics Class A	868,267	2,431
*	Artivion Inc.	185,712	2,375
*	Surmodics Inc.	65,547	2,368
*	Inogen Inc.	105,396	2,353
*	ANI Pharmaceuticals Inc.	55,577	2,332
*	AngioDynamics Inc.	179,761	2,328
*	iTeos Therapeutics Inc.	113,088	2,279
*	Anika Therapeutics Inc.	67,185	2,119
*	Coherus Biosciences Inc.	298,448	2,047
*	Community Health Systems Inc.	587,008	2,013
*	Computer Programs & Systems Inc.	67,917	2,010
*	OptimizeRx Corp.	84,582	1,784
*	Eagle Pharmaceuticals Inc.	48,672	1,768
*	OraSure Technologies Inc.	333,003	1,678
*	Orthofix Medical Inc.	91,724	1,650
[1]	Zynex Inc.	104,185	1,429
*	Pennant Group Inc.	131,603	1,361
	Phibro Animal Health Corp. Class A	95,072	1,170
*	Joint Corp.	67,735	1,010
*	Organogenesis Holdings Inc. Class A	332,748	912
*	Zimvie Inc.	93,929	840
*,2	Lantheus Holdings Inc. CVR	276,566	—
*,2	OmniAb Inc. (Earnout Shares)	55,776	—
			468,921
Industrials (17.0%)
	Exponent Inc.	236,885	24,496
	Applied Industrial Technologies Inc.	178,145	23,602
	UFP Industries Inc.	285,543	23,375
	Comfort Systems USA Inc.	165,778	21,014
*	Aerojet Rocketdyne Holdings Inc.	350,445	18,223
	Mueller Industries Inc.	262,640	18,062
	Hillenbrand Inc.	321,875	16,094
	AAON Inc.	194,641	15,427
	Franklin Electric Co. Inc.	180,152	15,007
	Albany International Corp. Class A	144,111	14,609
	ABM Industries Inc.	309,514	14,603
	Korn Ferry	253,100	14,434
*	SPX Technologies Inc.	209,539	14,018
	Forward Air Corp.	124,443	13,984
	Arcosa Inc.	224,088	13,692
	Federal Signal Corp.	280,948	13,651
	John Bean Technologies Corp.	147,670	13,565
	UniFirst Corp.	69,941	13,552
	Boise Cascade Co.	182,809	13,535
*	Hub Group Inc. Class A	157,521	13,255
	Encore Wire Corp.	88,637	12,951
*	Atlas Air Worldwide Holdings Inc.	119,417	12,034
	Moog Inc. Class A	134,237	11,683

		Shares	Market Value ($000)
	Trinity Industries Inc.	380,141	11,644
	Matson Inc.	180,638	11,517
	EnPro Industries Inc.	96,416	11,454
	ESCO Technologies Inc.	119,825	11,265
*	Resideo Technologies Inc.	675,137	10,937
*	AeroVironment Inc.	115,841	10,656
	Brady Corp. Class A	216,372	10,364
	Barnes Group Inc.	234,191	9,974
*	GMS Inc.	197,663	9,705
	ArcBest Corp.	113,687	9,410
	Lindsay Corp.	50,885	8,981
	Veritiv Corp.	64,736	8,710
*	NV5 Global Inc.	57,645	8,330
	Griffon Corp.	219,501	7,751
*	Gibraltar Industries Inc.	146,625	7,421
*	KAR Auction Services Inc.	536,904	7,377
*	MYR Group Inc.	77,196	7,375
	Granite Construction Inc.	204,369	7,361
*	AAR Corp.	155,973	7,262
*	CoreCivic Inc.	545,190	7,240
	Alamo Group Inc.	47,692	7,178
	MillerKnoll Inc.	351,615	7,169
*	GEO Group Inc.	575,303	6,800
	Enerpac Tool Group Corp. Class A	269,503	6,748
*	NOW Inc.	513,891	6,413
*	3D Systems Corp.	604,171	6,126
*	Allegiant Travel Co.	71,724	5,925
	Standex International Corp.	55,487	5,829
	Greenbrier Cos. Inc.	151,113	5,801
	Marten Transport Ltd.	266,652	5,682
	Wabash National Corp.	225,090	5,643
	HNI Corp.	191,650	5,558
*	PGT Innovations Inc.	277,892	5,500
	Tennant Co.	86,209	5,477
	Apogee Enterprises Inc.	102,695	4,955
	Healthcare Services Group Inc.	343,447	4,791
	AZZ Inc.	114,955	4,786
	Astec Industries Inc.	106,043	4,691
	Matthews International Corp. Class A	141,964	4,495
*	SkyWest Inc.	234,672	4,330
*	American Woodmark Corp.	76,931	4,170
	Deluxe Corp.	199,766	3,863
	Quanex Building Products Corp.	154,418	3,671
	Heartland Express Inc.	215,795	3,612
*	Triumph Group Inc.	300,722	3,443
*	Proto Labs Inc.	127,546	3,383
*	Titan International Inc.	235,785	3,379
*	Hawaiian Holdings Inc.	238,213	3,311
*	TrueBlue Inc.	151,386	3,267
*	Sun Country Airlines Holdings Inc.	150,240	3,035
	Interface Inc. Class A	272,137	2,947
	Pitney Bowes Inc.	745,579	2,848
	Resources Connection Inc.	147,127	2,840
*	Viad Corp.	95,588	2,830
*	Harsco Corp.	365,598	2,735
	Kelly Services Inc. Class A	159,576	2,711
	Heidrick & Struggles International Inc.	91,048	2,704
	Insteel Industries Inc.	89,903	2,651

		Shares	Market Value ($000)
	Kaman Corp.	129,685	2,642
*	CIRCOR International Inc.	93,942	2,588
*	DXP Enterprises Inc.	72,912	1,883
*	Forrester Research Inc.	51,591	1,815
	National Presto Industries Inc.	23,802	1,645
	Park Aerospace Corp.	88,301	1,168
	Powell Industries Inc.	42,437	1,117
			733,755
Information Technology (12.9%)
*	SPS Commerce Inc.	166,895	23,742
*	Fabrinet	170,476	22,743
*	Rambus Inc.	512,117	19,655
*	Diodes Inc.	210,754	19,438
*	Onto Innovation Inc.	230,229	18,407
*	Sanmina Corp.	267,831	17,701
	Advanced Energy Industries Inc.	173,139	16,040
	Badger Meter Inc.	135,627	15,708
*	Insight Enterprises Inc.	141,468	14,700
*	Plexus Corp.	128,409	14,153
	Kulicke & Soffa Industries Inc.	269,090	12,903
*	Extreme Networks Inc.	599,111	12,563
*	Axcelis Technologies Inc.	153,102	12,227
*	MaxLinear Inc. Class A	333,991	12,224
*	Viavi Solutions Inc.	1,055,872	11,963
*	NetScout Systems Inc.	314,738	11,733
*	Alarm.com Holdings Inc.	230,523	11,503
*	Perficient Inc.	160,385	11,395
*	Itron Inc.	209,245	11,128
	Progress Software Corp.	201,429	10,740
	EVERTEC Inc.	305,740	10,325
*	Rogers Corp.	86,785	9,463
*	Sabre Corp.	1,521,140	9,294
	CSG Systems International Inc.	148,673	9,194
*	FormFactor Inc.	357,512	8,248
*	Cohu Inc.	223,536	8,007
	Methode Electronics Inc.	170,384	7,783
*	Digital Turbine Inc.	417,057	7,615
*	TTM Technologies Inc.	473,711	7,613
*	Ultra Clean Holdings Inc.	210,614	7,504
*	Harmonic Inc.	487,005	7,471
*	Clearfield Inc.	53,006	6,977
*	Digi International Inc.	162,648	6,908
	InterDigital Inc.	137,496	6,898
*	LiveRamp Holdings Inc.	311,408	6,839
*	Knowles Corp.	425,164	6,633
	ADTRAN Holdings Inc.	326,622	6,621
*	OSI Systems Inc.	73,488	6,502
	CTS Corp.	147,685	6,277
*	ePlus Inc.	124,676	6,191
*	Agilysys Inc.	91,672	6,087
	A10 Networks Inc.	307,226	5,748
*	Photronics Inc.	285,577	5,369
	Adeia Inc.	482,971	5,337
*	Payoneer Global Inc.	915,260	4,942
*	Veeco Instruments Inc.	238,397	4,739
	Benchmark Electronics Inc.	163,022	4,706
*	Consensus Cloud Solutions Inc.	81,816	4,646
*	Avid Technology Inc.	157,321	4,418

		Shares	Market Value ($000)
*	PDF Solutions Inc.	136,423	4,280
	TTEC Holdings Inc.	87,558	4,198
*	Ichor Holdings Ltd.	133,171	3,966
*,1	SMART Global Holdings Inc.	231,629	3,917
*	LivePerson Inc.	321,881	3,779
*	Cerence Inc.	182,398	3,741
*	Alpha & Omega Semiconductor Ltd.	102,727	3,604
*	ScanSource Inc.	116,995	3,493
*,1	Corsair Gaming Inc.	176,661	2,980
*	CEVA Inc.	107,579	2,923
*	PC Connection Inc.	52,022	2,890
*	NETGEAR Inc.	132,953	2,623
*	FARO Technologies Inc.	84,508	2,528
*	8x8 Inc.	552,278	2,364
*	Xperi Inc.	193,129	2,068
	Ebix Inc.	108,111	2,053
*	OneSpan Inc.	161,868	2,035
*	Arlo Technologies Inc.	410,409	1,568
	Comtech Telecommunications Corp.	125,587	1,466
*	Unisys Corp.	313,795	1,349
*	Diebold Nixdorf Inc.	334,650	720
			557,566
Materials (5.8%)
*	Livent Corp.	830,665	23,250
	Balchem Corp.	148,848	20,958
	HB Fuller Co.	246,381	19,787
*	ATI Inc.	602,079	18,369
	Innospec Inc.	114,893	12,741
	Quaker Chemical Corp.	63,163	12,430
*	O-I Glass Inc.	721,566	11,841
*	Arconic Corp.	475,953	11,342
	Stepan Co.	98,209	10,957
	Carpenter Technology Corp.	223,864	9,192
	Minerals Technologies Inc.	151,115	9,111
	Warrior Met Coal Inc.	239,446	8,816
	Sylvamo Corp.	153,393	8,297
	Materion Corp.	95,172	7,667
	Compass Minerals International Inc.	158,452	7,027
	Kaiser Aluminum Corp.	73,941	6,684
	AdvanSix Inc.	129,874	5,346
	Mativ Holdings Inc.	253,492	5,265
	Trinseo plc	162,051	3,995
	Myers Industries Inc.	169,024	3,945
	Hawkins Inc.	87,661	3,647
*	TimkenSteel Corp.	190,644	3,565
	SunCoke Energy Inc.	386,436	3,269
	American Vanguard Corp.	134,430	3,092
*	Clearwater Paper Corp.	77,540	3,026
	Haynes International Inc.	57,518	2,874
	Koppers Holdings Inc.	96,362	2,871
	Mercer International Inc.	186,034	2,567
*	Rayonier Advanced Materials Inc.	299,124	2,315
*	Century Aluminum Co.	234,238	2,110
	Olympic Steel Inc.	43,523	1,527
	Tredegar Corp.	114,474	1,184
	FutureFuel Corp.	121,912	1,078
			250,145

		Shares	Market Value ($000)
Real Estate (7.7%)
	Agree Realty Corp.	369,826	25,869
	Innovative Industrial Properties Inc.	129,643	15,714
	Essential Properties Realty Trust Inc.	654,296	15,186
	LXP Industrial Trust	1,297,133	13,957
	Outfront Media Inc.	676,771	12,378
	SITE Centers Corp.	863,155	11,730
	Sunstone Hotel Investors Inc.	984,047	10,815
	Four Corners Property Trust Inc.	377,436	10,244
	Tanger Factory Outlet Centers Inc.	483,765	9,409
	DiamondRock Hospitality Co.	977,615	9,199
	CareTrust REIT Inc.	449,689	8,904
	Retail Opportunity Investments Corp.	577,297	8,804
	Urban Edge Properties	544,490	8,565
	Uniti Group Inc.	1,099,787	8,380
	Xenia Hotels & Resorts Inc.	530,054	8,174
	Elme Communities	405,293	8,009
	LTC Properties Inc.	187,663	7,373
	American Assets Trust Inc.	241,279	7,067
	Hudson Pacific Properties Inc.	597,845	6,911
	Acadia Realty Trust	440,223	6,771
	Easterly Government Properties Inc. Class A	420,916	6,667
	Alexander & Baldwin Inc.	337,028	6,656
	Getty Realty Corp.	197,056	6,507
	Global Net Lease Inc.	480,592	6,502
	St. Joe Co.	158,523	6,092
	Service Properties Trust	765,551	6,010
*	Veris Residential Inc.	367,479	5,902
	Brandywine Realty Trust	796,381	5,503
	NexPoint Residential Trust Inc.	105,868	5,091
	Centerspace	71,272	4,597
	RPT Realty	394,965	4,424
	Marcus & Millichap Inc.	116,854	4,352
	Summit Hotel Properties Inc.	495,859	4,240
*	Anywhere Real Estate Inc.	530,448	4,005
	Community Healthcare Trust Inc.	108,250	3,817
	Armada Hoffler Properties Inc.	313,931	3,814
	Office Properties Income Trust	224,608	3,434
	Safehold Inc.	112,390	3,318
	iStar Inc.	396,027	3,180
	Universal Health Realty Income Trust	58,797	3,086
*	Chatham Lodging Trust	225,221	3,011
	Urstadt Biddle Properties Inc. Class A	139,571	2,670
	Saul Centers Inc.	59,462	2,563
	Orion Office REIT Inc.	261,223	2,427
	Whitestone REIT	213,578	2,078
	RE/MAX Holdings Inc. Class A	86,172	1,792
	Hersha Hospitality Trust Class A	154,327	1,486
	Douglas Elliman Inc.	308,732	1,272
	Franklin Street Properties Corp.	431,808	1,261
	Industrial Logistics Properties Trust	306,948	1,249
	Diversified Healthcare Trust	1,095,191	1,084
			331,549
Utilities (2.3%)
	South Jersey Industries Inc.	567,023	19,676
	American States Water Co.	171,245	16,780
	California Water Service Group	251,875	16,354
	Avista Corp.	338,127	13,958

			Shares	Market Value ($000)
	Chesapeake Utilities Corp.		82,203	9,842
	Northwest Natural Holding Co.		161,353	8,086
	Middlesex Water Co.		81,647	7,630
	Unitil Corp.		74,341	4,075
				96,401
Total Common Stocks (Cost $4,157,245)				4,311,809
		Coupon
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[3,4]	Vanguard Market Liquidity Fund (Cost $30,485)	3.877%	304,930	30,490
Total Investments (100.7%) (Cost $4,187,730)				4,342,299
Other Assets and Liabilities—Net (-0.7%)				(29,931)
Net Assets (100%)				4,312,368
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $29,494,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $30,484,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2022	39	3,681	162

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,311,809	—	—	4,311,809
Temporary Cash Investments	30,490	—	—	30,490
Total	4,342,299	—	—	4,342,299

Derivative Financial Instruments
Assets
Futures Contracts[1]	162	—	—	162
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.